Income Taxes - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 48,845	$ 44,088	$ 50,510
Additions based on tax positions related to current year	16,424	11,154	6,157
Reductions based on tax positions related to current year	0	0	0
Additions based on tax positions related to prior years	199	2,556	147
Reductions based on tax positions related to prior years	(8,198)	(5,461)	(8,201)
Reductions due to settlements with taxing authorities	(2,160)		(258)
Reductions due to statute of limitations lapse	(6,505)	(3,492)	(4,267)
Balance at end of year	$ 48,605	$ 48,845	$ 44,088